Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended					6 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019		Jun. 30, 2020
Accounting Policies [Abstract]
Net (loss) income	$ (179,478)		$ 1,235,061	$ 22,272		$ 1,055,583
Less: Income attributable to common stock subject to possible redemption	(58,645)			(56,863)		(1,334,961)
Adjusted net loss available to common shares	$ (238,123)			$ (34,591)		$ (279,378)
Weighted average shares outstanding, basic and diluted	8,215,417	[1]		5,864,684	[2]	8,200,875	[1]
Basic and diluted net loss per share	$ (0.03)	[3]		$ (0.01)	[4]	$ (0.03)	[3]

[1]	Excludes an aggregate of up to 23,723,087 shares subject to possible redemption.
[2]	Excludes an aggregate of up to 23,763,667 shares subject to possible redemption.
[3]	Excludes interest income and unrealized losses of $58,645 and $1,334,961 attributable to shares subject to possible redemption for the three and six months ended June 30, 2020 (see Note 2).
[4]	Excludes interest income and unrealized losses of $56,863 attributable to shares subject to possible redemption for the period from September 19, 2019 (inception) through December 31, 2019 (see Note 2).